Supplement dated January 28, 2016
to the Statement of Additional Information (the SAI), as supplemented, dated May 1, 2015, for the following funds:
Fund
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Intermediate Bond Fund
Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund
Variable Portfolio - Aggressive Portfolio
Variable Portfolio - Conservative Portfolio
Variable Portfolio - Moderate Portfolio
Variable Portfolio - Moderately Aggressive Portfolio
Variable Portfolio - Moderately Conservative Portfolio
Variable Portfolio - Pyramis International Equity Fund
The definition for the term Pyramis under the caption "Glossary" in the "SAI Primer" section of the SAI is hereby superseded and replaced with the following:
Pyramis	FIAM LLC (doing business as Pyramis Global Advisors)
The rest of the section remains the same.
Footnote Q to the "Subadvisers and Subadvisory Agreement Fee Schedules" table in the subsection "The Investment Manager and Subadvisers – Subadvisory Agreements" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced with the following:
Q – FIAM LLC (doing business as Pyramis Global Advisors), located at 900 Salem Street, Smithfield, Rhode Island 02917, is an indirect, wholly-owned subsidiary of FMR LLC (along with its affiliates, Fidelity Investments).
The information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for Columbia Variable Portfolio - Intermediate Bond Fund, Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund, Variable Portfolio - Aggressive Portfolio, Variable Portfolio - Conservative Portfolio, Variable Portfolio - Moderate Portfolio, Variable Portfolio - Moderately Aggressive Portfolio and Variable Portfolio - Moderately Conservative Portfolio has been superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Aggressive Portfolio	Jeffrey Knight	22 RICs 1 PIV 3 other accounts	$63.80 billion $10.37 million $1.74 million	None	(1)	(32)
	David Weiss(j)	7 other accounts	$226,674.67
	Anwiti Bahuguna	10 RICs 21 PIVs 18 other accounts	$7.38 billion $1.98 billion $131.18 million
	Brian Virginia	4 RICs 8 other accounts	$16.77 billion $2.26 million
S-6466-261 A (1/16)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Conservative Portfolio	Jeffrey Knight	22 RICs 1 PIV 3 other accounts	$65.39 billion $10.37 million $1.74 million	None	(1)	(32)
	David Weiss(j)	7 other accounts	$226,674.67
	Anwiti Bahuguna	10 RICs 21 PIVs 18 other accounts	$7.38 billion $1.98 billion $131.18 million
	Brian Virginia	4 RICs 8 other accounts	$16.77 billion $2.26 million
VP – Intermediate Bond Fund	Brian Lavin	12 RICs 2 PIVs 5 other accounts	$20.29 billion $71.79 million $3.80 million	None	(3)	(32)
	Carl Pappo	4 RICs 4 PIVs 21 other accounts	$7.19 billion $1.38 billion $2.17 billion
	Jason Callan(k)	4 RICs 6 PIVs 4 Other accounts	$3.63 billion $14.94 billion $701,265.76
VP – Moderate Portfolio	Jeffrey Knight	22 RICs 1 PIV 3 other accounts	$44.90 billion $10.37 million $1.74 million	None	(1)	(32)
	David Weiss(j)	7 other accounts	$226,674.67
	Anwiti Bahuguna	10 RICs 21 PIVs 18 other accounts	$7.38 billion $1.98 billion $131.18 million
	Brian Virginia	4 RICs 8 other accounts	$16.77 billion $2.26 million
VP – Moderately Aggressive Portfolio	Jeffrey Knight	22 RICs 1 PIV 3 other accounts	$55.79 billion $10.37 million $1.74 million	None	(1)	(32)
	David Weiss(j)	7 other accounts	$226,674.67
	Anwiti Bahuguna	10 RICs 21 PIVs 18 other accounts	$7.38 billion $1.98 billion $131.18 million
	Brian Virginia	4 RICs 8 other accounts	$16.77 billion $2.26 million
VP – Moderately Conservative Portfolio	Jeffrey Knight	22 RICs 1 PIV 3 other accounts	$62.43 billion $10.37 million $1.74 million	None	(1)	(32)
	David Weiss(j)	7 other accounts	$226,674.67
	Anwiti Bahuguna	10 RICs 21 PIVs 18 other accounts	$7.38 billion $1.98 billion $131.18 million
	Brian Virginia	4 RICs 8 other accounts	$16.77 billion $2.26 million
S-6466-261 A (1/16)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – MV Moderate Growth Fund	Jeffrey Knight	22 RICs 1 PIV 3 other accounts	$57.15 billion $10.37 million $1.74 million	None	(1)	(32)
	Kent Petersen	6 RICs 4 PIVs 7 other accounts	$6.99 billion $10.30 million $0.54 million
	Anwiti Bahuguna	10 RICs 21 PIVs 18 other accounts	$7.38 billion $1.98 billion $131.18 million
	David Weiss(j)	7 other accounts	$226,674.67
	Brian Virginia	3 RICs 8 other accounts	$6.85 billion $2.26 million
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(j)	The portfolio manager will begin managing the Fund effective February 1, 2016; reporting information is provided as of November 30, 2015.
(k)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of November 30, 2015.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-261 A (1/16)
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